Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash in banks	$ 1,828	$ 1,944
Short-term bank deposits	1,000	1,057
Total	$ 2,828	$ 3,001	$ 10,312	$ 10,817